Intagible Asset, Net (Tables)	12 Months Ended
Dec. 31, 2013
Intagible Asset Net Tables
Schedule of Intagible Asset, Net

Intangible assets, net, consists of the following as of December 31:

	2013	2012
Patents	$593,120	$572,764
Less accumulated amortization	(168,363)	(137,754)
Total intangible assets, net	$424,757	$435,010